Share Capital - Shares Issued for Equity Financing (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		9 Months Ended		12 Months Ended
	Feb. 20, 2024	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Reverse stock split conversion ratio	0.1
2019 At-The-Market Program
Disclosure of classes of share capital [line items]
Gross proceeds		$ 75,568	$ 55,381	$ 2,271	$ 1,686
Commission		1,422	1,107	45	34
Net proceeds		$ 74,146	$ 54,274	$ 2,226	$ 1,652
Average gross price (in CAD/ USD per share) | (per share)		$ 16.96	$ 12.43	$ 8.80	$ 6.53
Number of shares issued (in shares)		4,455,125	4,455,125	258,035	258,035